Organization and Description of the Business (Details) $ in Millions			9 Months Ended
	May 09, 2019 shares	Apr. 24, 2017	Sep. 30, 2019	Jan. 03, 2019 USD ($)
Reverse stock split ratio			0.0714
AmpliPhi Biosciences Corporation [Member]
Reverse stock split ratio		10
AmpliPhi Biosciences Corporation [Member] | Subsequent Event [Member]
Commitment to invest in the combined company | $				$ 10
C3J [Member]
Number of shares issued per common stock outstanding	0.6906
Reverse stock split ratio	0.0714
C3J [Member] | Subsequent Event [Member]
Number of shares issued per common stock outstanding	0.6906
Reverse stock split ratio	0.0714